Operating expenses	3 Months Ended
Mar. 31, 2026
Expenses by nature [abstract]
Operating expenses	Operating expensesNote 19.1. Sales and marketing

(amounts in thousands of euros)
SALES AND MARKETING	FOR THE THREE MONTHS ENDED MARCH 31, 2025	FOR THE THREE MONTHS ENDED MARCH 31, 2026
Personnel costs	474	1,007
Consulting and professional fees	218	666
Other sales and marketing expenses	168	75
Sales & Marketing	860	1,748
The increase in sales and marketing personnel costs for the three-month period ended March 31, 2026 compared to March 31, 2025 was predominantly driven by the increase in the Group's costs related to the preparation for potential future sales and commercialization efforts of obefazimod in the U.S.
Note 19.2. Research and development
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	FOR THE THREE MONTHS ENDED MARCH 31, 2025	FOR THE THREE MONTHS ENDED MARCH 31, 2026
Sub-contracting, studies and research	29,153	19,795
Personnel costs	5,368	24,395
Consulting and professional fees	3,981	4,026
Intellectual property fees	239	431
Other research and development expenses	560	896
Research and development expenses	39,301	49,542
The increase in research and development expenses for the three-month period ended March 31, 2026 compared to March 31, 2025 is primarily due to increasing personnel costs, mainly due to expense recognized in relation to the accelerated vesting of certain of the Group's former Chief Scientific Officer's AGA plans (see Note 14) as well as the impact of share-based compensation plans granted in 2025. This increase was partly offset by a decrease in sub-contracting, studies and research expenses related to our UC program, attributable to decreased activity on our ABTECT clinical program as a result of reaching major milestones in the Phase 3 clinical trials in 2025.
Note 19.3. General and administrative

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	FOR THE THREE MONTHS ENDED MARCH 31, 2025	FOR THE THREE MONTHS ENDED MARCH 31, 2026
Personnel costs	5,059	1,640
Consulting and professional fees	1,935	3,344
Other general and administrative expenses	1,039	1,299
General and administrative expenses	8,033	6,283
The decrease in general and administrative expenses for the three-month period ended March 31, 2026 was primarily due to a decrease in personnel costs, mainly due to a decrease in AGAs employer tax and social contributions of (3,476) thousand, resulting primarily from (i) the decrease in the Group's share price during the first quarter of 2026 and, to a lesser extent, (ii) forfeitures following employee departures and changes in estimates regarding the achievement of vesting conditions (see Notes 14 and 17.3).
The decrease was partly offset by an increase in consulting and professional fees, driven by increased costs associated with building the Group's infrastructure to support future growth in its operations and other general and administrative expenses.